EATON VANCE ADVISERS SENIOR-FLOATING RATE FUND
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Advisers Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-32266) certifies (a) that the forms of prospectus and statement of additional information dated March 15, 2000 do not differ materially from those contained in the Registration Statement on Form N-2, and (b) that the Registration Statement was filed electronically with the Commission (Accession No. 0000950156-00-000171) on March 13, 2000.

Eaton Vance Advisers Senior Floating-Rate Fund



By: /s/ Eric G. Woodbury
    -------------------------------
    Eric G. Woodbury, Esq.
    Assistant Secretary

Date:    March 16, 2000